FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 5) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 254,863	$ 312,696
Lease liabilities [member]
Disclosure of maturity analysis for Non derivative financial liabilities group interest rate [Abstract]
Weighted average effective interest rate	6.47%	4.17%
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 26,113	$ 33,271
On demand or within 1 year | Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	97,939	96,955
On demand or within 1 year | Lease liabilities [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	22,903	28,156
Within 2 to 5 years | Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	165,527	194,513
Within 2 to 5 years | Lease liabilities [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	4,177	5,992
After 5 years | Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	33,909	54,565
After 5 years | Lease liabilities [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Adjustment | Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	(42,512)	(33,337)
Adjustment | Lease liabilities [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ (967)	$ (877)
Non-interest bearing [Member]
Disclosure of maturity analysis for Non derivative financial liabilities group interest rate [Abstract]
Weighted average effective interest rate	0.00%	0.00%
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 29,782	$ 33,759
Non-interest bearing [Member] | On demand or within 1 year
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	29,782	33,759
Non-interest bearing [Member] | Within 2 to 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Non-interest bearing [Member] | After 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Non-interest bearing [Member] | Adjustment
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 0	$ 0
Variable interest rate instruments [Member]
Disclosure of maturity analysis for Non derivative financial liabilities group interest rate [Abstract]
Weighted average effective interest rate	8.16%	3.82%
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 198,968	$ 245,666
Variable interest rate instruments [Member] | On demand or within 1 year
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	45,254	35,040
Variable interest rate instruments [Member] | Within 2 to 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	161,350	188,521
Variable interest rate instruments [Member] | After 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	33,909	54,565
Variable interest rate instruments [Member] | Adjustment
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ (41,545)	$ (32,460)